Statement of Changes in Stockholders' Deficit - USD ($)	Total	DT Cloud Star Acquisition Corp [Member]	PRIMEGEN US, INC. [Member]	Common Stock [Member]	Common Stock [Member] DT Cloud Star Acquisition Corp [Member]		Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] DT Cloud Star Acquisition Corp [Member]		Additional Paid-in Capital [Member] PRIMEGEN US, INC. [Member]	Retained Earnings [Member]	Retained Earnings [Member] DT Cloud Star Acquisition Corp [Member]		Retained Earnings [Member] PRIMEGEN US, INC. [Member]	Total Stockholders' Equity [Member] DT Cloud Star Acquisition Corp [Member]		Total Stockholders' Equity [Member] PRIMEGEN US, INC. [Member]	Share Capital Receivable [Member] DT Cloud Star Acquisition Corp [Member]		Subscription Receivable [Member]	Parent [Member]	Class A Common Stock [Member] PRIMEGEN US, INC. [Member]	Class B Common Stock [Member] PRIMEGEN US, INC. [Member]
Balance at Dec. 31, 2023					$ 173	[1]		$ 24,827	[1]	$ 24,991		$ (5,786)	[1]	$ (11,419,965)	$ (5,786)	[1]	$ (11,393,974)	$ (25,000)	[1]			$ 1,000
Balance, shares at Dec. 31, 2023					1,725,000	[1]																100,000,000
Subsequent measurement of ordinary shares subject to possible redemption (interest earned and unrealized gain on Trust Account)												(1,456,287)			(1,456,287)
Net income (loss)		$ 1,193,616	$ (14,144,728)									1,193,616		(14,144,728)	1,193,616		(14,144,728)
Sale of common stock					$ 690			66,823,491		3,019,967					66,824,181		3,020,000					$ 33
Sale of common stock, shares					6,900,000																	3,355,552
Payment of Share capital receivable from sponsor (related party)															25,000			25,000
Issuance of shares to settle parent’s debt, akin to a distribution in shares					$ 20			2,068,980		(6,695,074)					2,069,000		(6,695,000)					$ 74
Issuance of shares to settle parent's debt, akin to a distribution in shares, shares					206,900																	7,438,888
Issuance of representative shares					$ 7			(7)
Issuance of representative shares, shares					69,000
Ordinary shares subject to possible redemption					$ (690)			(62,099,310)							(62,100,000)
Ordinary shares subject to possible redemption, shares					(6,900,000)
Allocation of offering costs to common stock subject to redemption								1,958,237							1,958,237
Accretion of carrying value to redemption value								(8,776,218)				(82,019)			(8,858,237)
Stock-based compensation										11,822,084							11,822,084
Related party debt restructuring										4,928,091							4,928,091
Conversion of Class A to Class B																						$ (1,000)	$ 1,000
Conversion of Class A to Class B, shares																						(100,000,000)	100,000,000
Conversion of debt to stock										3,568,558							3,568,598					$ 40
Conversion of debt to stock, shares																						3,965,105
Conversion of PGG debt to stock										5,149,943							5,150,000					$ 57
Conversion of PGG debt to stock, shares																						5,722,222
Settlement of parent’s debt by contribution to equity										6,695,000							6,695,000
Extinguishment of lease liability, as restated										525,952							525,952
Stock subscription
Balance at Dec. 31, 2024		(350,276)	3,476,023		$ 200					29,039,512		(350,476)		(25,564,693)	(350,276)		3,476,023					$ 204	$ 1,000
Balance, shares at Dec. 31, 2024					2,000,900																	20,481,767	100,000,000
Subsequent measurement of ordinary shares subject to possible redemption (interest earned and unrealized gain on Trust Account)												(737,706)			(737,706)
Net income (loss)												630,284			630,284
Balance at Mar. 31, 2025					$ 200							(457,898)			(457,698)
Balance, shares at Mar. 31, 2025					2,000,900
Balance at Dec. 31, 2024		(350,276)	3,476,023		$ 200					29,039,512		(350,476)		(25,564,693)	(350,276)		3,476,023					$ 204	$ 1,000
Balance, shares at Dec. 31, 2024					2,000,900																	20,481,767	100,000,000
Net income (loss)		1,261,782	(3,903,195)											(3,903,195)			(3,903,195)
Sale of common stock										299,996							300,000					$ 4
Sale of common stock, shares																						333,333
Exercise of stock options										394							394
Exercise of stock options, shares																						20,000
Stock-based compensation										1,449,417							1,449,417
Balance at Jun. 30, 2025					$ 200					30,789,319		(568,559)		(29,467,888)	(568,359)		1,322,639					$ 208	$ 1,000
Balance, shares at Jun. 30, 2025					2,000,900																	20,835,100	100,000,000
Balance at Dec. 31, 2024		(350,276)	3,476,023		$ 200					29,039,512		(350,476)		(25,564,693)	(350,276)		3,476,023					$ 204	$ 1,000
Balance, shares at Dec. 31, 2024					2,000,900																	20,481,767	100,000,000
Subsequent measurement of ordinary shares subject to possible redemption (interest earned and unrealized gain on Trust Account)												(2,683,684)			(2,683,684)
Subsequent measurement of ordinary shares subject to possible redemption (additional funding for business combination extension)												(150,000)			(150,000)
Net income (loss)		2,132,715	$ (6,765,296)									2,132,715		(6,765,296)	2,132,715		(6,765,296)
Sale of common stock										1,920,978							1,921,000					$ 22
Sale of common stock, shares																						2,134,441
Exercise of stock options										394							394
Exercise of stock options, shares			20,000																			20,000
Stock-based compensation										1,502,016							1,502,016
Expenses paid with common stock										92,608							92,609					$ 1
Expenses paid with common stock, shares																						102,898
Balance at Dec. 31, 2025		(1,051,245)	$ 226,746		$ 200					32,555,508		(1,051,445)		(32,329,989)	(1,051,245)		226,746					$ 227	$ 1,000
Balance, shares at Dec. 31, 2025					2,000,900																	22,739,106	100,000,000
Balance at Mar. 31, 2025					$ 200							(457,898)			(457,698)
Balance, shares at Mar. 31, 2025					2,000,900
Subsequent measurement of ordinary shares subject to possible redemption (interest earned and unrealized gain on Trust Account)												(742,159)			(742,159)
Net income (loss)		631,498										631,498			631,498
Balance at Jun. 30, 2025					$ 200					30,789,319		(568,559)		(29,467,888)	(568,359)		1,322,639					$ 208	$ 1,000
Balance, shares at Jun. 30, 2025					2,000,900																	20,835,100	100,000,000
Balance at Dec. 31, 2025		(1,051,245)	226,746		$ 200					32,555,508		(1,051,445)		(32,329,989)	(1,051,245)		226,746					$ 227	$ 1,000
Balance, shares at Dec. 31, 2025					2,000,900																	22,739,106	100,000,000
Subsequent measurement of ordinary shares subject to possible redemption (interest earned and unrealized gain on Trust Account)												(158,016)			(158,016)
Subsequent measurement of ordinary shares subject to possible redemption (additional funding for business combination extension)												(225,000)			(225,000)
Net income (loss)												(110,289)			(110,289)
Balance at Mar. 31, 2026	$ (517)				$ 200		$ 10				$ (517)	(1,544,750)			(1,544,550)					$ (10)	$ (517)
Balance, shares at Mar. 31, 2026				1	2,000,900
Balance at Dec. 31, 2025		(1,051,245)	226,746		$ 200					32,555,508		(1,051,445)		(32,329,989)	(1,051,245)		226,746					$ 227	$ 1,000
Balance, shares at Dec. 31, 2025					2,000,900																	22,739,106	100,000,000
Net income (loss)		(74,754)	$ (6,967,028)											(6,967,028)			(6,967,028)
Sale of common stock										636,998							637,000					$ 2
Sale of common stock, shares																						175,277
Exercise of stock options, shares
Stock-based compensation										3,431,036							3,431,036
Balance at Jun. 30, 2026	(20,517)	(1,670,611)	$ (2,672,246)		$ 200		10			36,623,542	(20,517)	(1,670,811)		(39,297,017)	(1,670,611)		(2,672,246)			(10)	(20,517)	$ 229	$ 1,000
Balance, shares at Jun. 30, 2026				1	2,000,900																	22,914,383	100,000,000
Balance at Jan. 28, 2026
Balance, shares at Jan. 28, 2026
Net income (loss)	(517)										(517)										(517)
Sale of common stock							10													(10)
Sale of common stock, shares				1
Balance at Mar. 31, 2026	(517)				$ 200		10				(517)	(1,544,750)			(1,544,550)					(10)	(517)
Balance, shares at Mar. 31, 2026				1	2,000,900
Balance at Jan. 28, 2026
Balance, shares at Jan. 28, 2026
Net income (loss)	$ (20,517)										(20,517)										(20,517)
Sale of common stock							10													(10)
Sale of common stock, shares	1			1
Balance at Jun. 30, 2026	$ (20,517)	(1,670,611)	(2,672,246)		$ 200		10			36,623,542	(20,517)	(1,670,811)		(39,297,017)	(1,670,611)		(2,672,246)			(10)	(20,517)	$ 229	$ 1,000
Balance, shares at Jun. 30, 2026				1	2,000,900																	22,914,383	100,000,000
Balance at Mar. 31, 2026	(517)				$ 200		10				(517)	(1,544,750)			(1,544,550)					(10)	(517)
Balance, shares at Mar. 31, 2026				1	2,000,900
Subsequent measurement of ordinary shares subject to possible redemption (interest earned and unrealized gain on Trust Account)												(161,596)			(161,596)
Subsequent measurement of ordinary shares subject to possible redemption (additional funding for business combination extension)
Net income (loss)		35,535										35,535			35,535
Balance at Jun. 30, 2026	$ (20,517)	$ (1,670,611)	$ (2,672,246)		$ 200		$ 10			$ 36,623,542	$ (20,517)	$ (1,670,811)		$ (39,297,017)	$ (1,670,611)		$ (2,672,246)			$ (10)	$ (20,517)	$ 229	$ 1,000
Balance, shares at Jun. 30, 2026				1	2,000,900																	22,914,383	100,000,000

[1]	Includes up to an aggregate of 225,000 ordinary shares subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part.